DISCONTINUED OPERATIONS (The Operating Results From Discontinued Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major classes of line items constituting pre-tax profit of discontinued operations
Gain on deconsolidation of the subsidiary, net of income tax	¥ 0	¥ 10,160
Net income from discontinued operations, net of income tax	¥ 0	12,343
Qufan [Member]
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues		7,398
Cost of services		(1,885)
Sales and marketing		(1,938)
General and administrative		(443)
Service development expenses		(688)
Other income that are not major		77
Income from discontinued operations, before income tax		2,521
Income tax expense		(338)
Income from discontinued operations, net of income tax		2,183
Gain on deconsolidation of the subsidiary, net of income tax		10,160
Net income from discontinued operations, net of income tax		¥ 12,343